First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments
August 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 71.5%
	Construction & Engineering – 2.4%
48,250	Quanta Services, Inc.	$6,817,725
	Electric Utilities – 15.7%
109,200	Alliant Energy Corp. (b)	6,665,568
90,000	American Electric Power Co., Inc. (b)	9,018,000
23,999	Constellation Energy Corp.	1,958,078
3,100	Duke Energy Corp.	331,421
4,400	Emera, Inc. (CAD)	203,592
662,820	Enel S.p.A., ADR	3,082,113
8,400	Eversource Energy	753,396
81,000	Exelon Corp.	3,556,710
16,600	Fortis, Inc. (CAD)	732,329
56,944	Iberdrola S.A., ADR	2,364,315
57,800	IDACORP, Inc.	6,314,072
65,913	NextEra Energy, Inc.	5,606,560
5,300	Orsted A/S, ADR	173,098
46,800	Xcel Energy, Inc.	3,474,900
		44,234,152
	Energy Equipment & Services – 0.2%
88,000	Archrock, Inc.	650,320
	Gas Utilities – 9.2%
426,800	AltaGas Ltd. (CAD)	9,203,165
44,100	Atmos Energy Corp.	5,000,058
71,800	National Fuel Gas Co.	5,117,186
42,700	New Jersey Resources Corp.	1,884,778
38,400	ONE Gas, Inc.	3,005,568
39,844	UGI Corp. (b)	1,573,838
		25,784,593
	Independent Power & Renewable Electricity Producers – 1.0%
38,000	AES (The) Corp.	967,100
33,100	Clearway Energy, Inc., Class A	1,141,288
16,300	EDP Renovaveis S.A. (EUR) (c)	395,310
11,000	Northland Power, Inc. (CAD)	376,564
		2,880,262
	Multi-Utilities – 12.9%
120,700	Atco Ltd., Class I (CAD)	4,273,461
14,800	Canadian Utilities Ltd., Class A (CAD)	452,784
178,839	CenterPoint Energy, Inc.	5,638,794
53,500	Dominion Energy, Inc.	4,376,300
34,500	DTE Energy Co.	4,496,730
50,000	Public Service Enterprise Group, Inc.	3,218,000
63,500	Sempra Energy	10,475,595
32,900	WEC Energy Group, Inc.	3,393,306
		36,324,970
	Oil, Gas & Consumable Fuels – 29.8%
72,778	Cheniere Energy, Inc.	11,657,580
231,900	DT Midstream, Inc.	12,803,199
149,800	Enbridge, Inc.	6,174,756
60,000	EnLink Midstream, LLC	609,600
275,700	Keyera Corp. (CAD)	6,793,050
552,675	Kinder Morgan, Inc. (b)	10,125,006
97,053	ONEOK, Inc.	5,942,555

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
August 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Oil, Gas & Consumable Fuels (Continued)
69,900	Targa Resources Corp.	$4,769,277
264,555	TC Energy Corp.	12,751,551
362,070	Williams (The) Cos., Inc.	12,321,242
		83,947,816
	Semiconductors & Semiconductor Equipment – 0.2%
2,000	Enphase Energy, Inc. (d)	572,880
	Water Utilities – 0.1%
2,400	American Water Works Co., Inc.	356,280
	Total Common Stocks	201,568,998
	(Cost $178,257,619)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) – 41.8%
	Chemicals – 1.0%
117,283	Westlake Chemical Partners, L.P.	2,815,965
	Energy Equipment & Services – 0.1%
20,000	USA Compression Partners, L.P.	361,200
	Independent Power & Renewable Electricity Producers – 4.8%
162,358	NextEra Energy Partners, L.P. (e)	13,327,968
	Oil, Gas & Consumable Fuels – 35.9%
178,889	Cheniere Energy Partners, L.P.	9,148,383
1,674,980	Energy Transfer, L.P.	19,614,016
895,556	Enterprise Products Partners, L.P.	23,571,034
258,100	Hess Midstream, L.P., Class A (e)	7,306,811
260,676	Holly Energy Partners, L.P.	4,629,606
402,186	Magellan Midstream Partners, L.P.	20,764,863
151,200	MPLX, L.P.	4,932,144
889,598	Plains GP Holdings, L.P., Class A (e)	10,657,384
20,000	Western Midstream Partners, L.P.	562,200
		101,186,441
	Total Master Limited Partnerships	117,691,574
	(Cost $93,801,243)
	Total Investments – 113.3%	319,260,572
	(Cost $272,058,862)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.1)%
(1,092)	Alliant Energy Corp.	$(6,665,568)	$67.50	10/21/22	(27,300)
(900)	American Electric Power Co., Inc.	(9,018,000)	110.00	10/21/22	(40,500)
(4,626)	Kinder Morgan, Inc.	(8,474,832)	20.00	10/21/22	(92,520)
(398)	UGI Corp.	(1,572,100)	45.00	10/21/22	(5,970)
	Total Call Options Written				(166,290)
	(Premiums received $314,454)

Outstanding Loans – (24.9)%	(70,300,000)
Net Other Assets and Liabilities – 11.7%	33,082,264
Net Assets – 100.0%	$281,876,546

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
August 31, 2022 (Unaudited)

Interest Rate Swap Agreements:
Counterparty	Rate Receivable	Expiration Date	Notional Amount	Rate Payable	Unrealized Appreciation (Depreciation)/ Value
Bank of Nova Scotia (1)	2.553% (2)	09/03/24	$36,475,000	2.367% (3)	$887,545
N/A (4) (5)	2.330% (6)	10/21/22	2,290,965	2.292% (7)	55
N/A (4) (5)	2.330% (6)	10/21/25	303,796	2.300% (8)	165
			$39,069,761		$887,765
(1) Payment frequency is monthly
(2) 1 month LIBOR
(3) Fixed Rate
(4) Centrally cleared on the Chicago Mercantile Exchange
(5) No cash payments are made by either party prior to the expiration dates shown above
(6) Federal Funds Rate
(7) SOFR + 0.00183%
(8) SOFR + 0.01036%

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At August 31, 2022, the security noted as such is valued at $395,310 or 0.1% of net assets. The security is fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, the security is typically valued at the last sale price on the exchange on which it is principally traded.
(d)	Non-income producing security.
(e)	This security is taxed as a “C” corporation for federal income tax purposes.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
August 31, 2022 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of August 31, 2022 is as follows:
ASSETS TABLE
	Total Value at 8/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Independent Power & Renewable Electricity Producers	$ 2,880,262	$ 2,484,952	$ 395,310	$ —
Other industry categories*	198,688,736	198,688,736	—	—
Master Limited Partnerships*	117,691,574	117,691,574	—	—
Total Investments	319,260,572	318,865,262	395,310	—
Interest Rate Swap Agreements	887,765	—	887,765	—
Total	$ 320,148,337	$ 318,865,262	$ 1,283,075	$—

LIABILITIES TABLE
	Total Value at 8/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (166,290)	$ (138,990)	$ (27,300)	$ —

*	See Portfolio of Investments for industry breakout.